CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, allowance for doubtful accounts		$ 3,000,000	$ 4,000,000
Ordinary shares, par value (USD per share)		$ 0.001	$ 0.001
Ordinary shares, authorized (shares)		200,000,000	200,000,000
Ordinary shares, issued (shares)		108,000,000	107,000,000
Ordinary shares, outstanding (shares)		108,000,000	107,000,000
Cash and cash equivalents	[1]	$ 114,000,000	$ 156,000,000
Accounts receivable, net	[1]	234,000,000	363,000,000
Inventories	[1]	499,000,000	478,000,000
Property, plant and equipment, net		640,000,000	848,000,000
Operating lease right-of-use assets	[1]	17,000,000	30,000,000
Intangible assets, net	[1]	2,000,000	11,000,000
Accounts payable	[1]	255,000,000	360,000,000
Accrued liabilities	[1]	106,000,000	125,000,000
Consolidated VIE's
Cash and cash equivalents		6,000,000	4,000,000
Accounts receivable, net		9,000,000	7,000,000
Inventories		6,000,000	2,000,000
Property, plant and equipment, net			3,000,000
Operating lease right-of-use assets		2,000,000	0
Intangible assets, net		2,000,000	5,000,000
Accounts payable		3,000,000	3,000,000
Accrued liabilities		$ 4,000,000	$ 3,000,000

[1]	At December 31, 2022 and 2021, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $6 and $4 of cash and cash equivalents; $9 and $7 of accounts receivable, net; $6 and $2 of inventories; $3 each of property, plant and equipment, net; $2 and nil of operating lease right-of-use assets; $2 and $5 of intangible assets, net; $3 each of accounts payable; and $4 and $3 of accrued liabilities. See "Note 9. Variable Interest Entities."